Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000234159
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blackstone High Income ETF
Trading Symbol	HYBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Blackstone High Income ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone High Income ETF	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, driven by positive contributions from both allocation and security selection. Relative performance was supported primarily by strong bond selection and the Fund’s allocation to CLOs.

Loan selection detracted modestly from relative performance, although the Fund’s lower allocation to loans helped partially offset the impact.

At the sector level, relative performance was supported by positive contributions from Energy, Financial Services, and Consumer Discretionary Distribution & Retail. This was partially offset by weakness in Software & Services, where both allocation and selection detracted from relative results.

On an issuer level, the leading contributors to the Fund’s total return during the reporting period were Michaels Cos, Inc., CHS/Community Health Systems, Inc., and PBF Holding Co. LLC. / PBF Finance Corp.. The largest detractors from the Fund’s total return during the reporting period were First Brands Group, LLC., Cast & Crew, LLC., and CSC Holdings, LLC..

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	HYBL	Bloomberg U.S. Aggregate Bond Index	SPDR Blackstone High Income Composite Index
02/16/22	$10,000	$10,000	$10,000
02/28/22	$10,019	$10,085	$10,017
03/31/22	$9,973	$9,805	$9,974
04/30/22	$9,803	$9,433	$9,803
05/31/22	$9,705	$9,493	$9,690
06/30/22	$9,207	$9,345	$9,255
07/31/22	$9,589	$9,573	$9,632
08/31/22	$9,529	$9,302	$9,589
09/30/22	$9,163	$8,900	$9,288
10/31/22	$9,344	$8,785	$9,466
11/30/22	$9,508	$9,108	$9,611
12/31/22	$9,506	$9,067	$9,595
01/31/23	$9,802	$9,346	$9,910
02/28/23	$9,736	$9,104	$9,875
03/31/23	$9,813	$9,336	$9,928
04/30/23	$9,929	$9,392	$10,029
05/31/23	$9,813	$9,290	$9,972
06/30/23	$9,988	$9,257	$10,166
07/31/23	$10,114	$9,250	$10,304
08/31/23	$10,168	$9,191	$10,380
09/30/23	$10,146	$8,958	$10,369
10/31/23	$10,078	$8,816	$10,303
11/30/23	$10,400	$9,216	$10,601
12/31/23	$10,682	$9,568	$10,884
01/31/24	$10,712	$9,542	$10,922
02/29/24	$10,754	$9,407	$10,987
03/31/24	$10,883	$9,494	$11,100
04/30/24	$10,894	$9,254	$11,078
05/31/24	$11,011	$9,411	$11,192
06/30/24	$11,082	$9,500	$11,266
07/31/24	$11,213	$9,722	$11,415
08/31/24	$11,334	$9,862	$11,542
09/30/24	$11,468	$9,994	$11,677
10/31/24	$11,483	$9,746	$11,696
11/30/24	$11,615	$9,849	$11,811
12/31/24	$11,635	$9,688	$11,819
01/31/25	$11,755	$9,739	$11,941
02/28/25	$11,796	$9,954	$11,986
03/31/25	$11,681	$9,958	$11,903
04/30/25	$11,676	$9,997	$11,900
05/31/25	$11,917	$9,925	$12,093
06/30/25	$12,088	$10,078	$12,254
07/31/25	$12,150	$10,051	$12,332
08/31/25	$12,267	$10,171	$12,434
09/30/25	$12,342	$10,282	$12,509
10/31/25	$12,381	$10,347	$12,535
11/30/25	$12,464	$10,411	$12,589
12/31/25	$12,547	$10,395	$12,670
01/31/26	$12,563	$10,407	$12,681
02/28/26	$12,467	$10,577	$12,642
03/31/26	$12,413	$10,391	$12,601
04/30/26	$12,657	$10,402	$12,789
05/31/26	$12,728	$10,435	$12,853
06/30/26	$12,710	$10,460	$12,874

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 02/16/22
HYBL	5.14%	5.64%
Bloomberg U.S. Aggregate Bond Index	3.79%	1.03%
SPDR Blackstone High Income Composite Index	5.06%	5.95%

Performance Inception Date	Feb. 16, 2022
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 570,458,347
Holdings Count | Holding	628
Advisory Fees Paid, Amount	$ 3,673,063
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$570,458,347 Number of Portfolio Holdings628 Portfolio Turnover Rate172% Total Advisory Fees Paid$3,673,063
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Senior Floating Rate Loans	45.3%
Corporate Bonds & Notes	41.8%
Asset-Backed Securities	9.5%
Short-Term Investments	5.0%
Mutual Funds and Exchange Traded Products	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Discovery Global Holdings, Inc., 6.14%, due 06/03/33	1.4%
Hologic, Inc., 5.99%, due 04/07/33	1.1%
State Street Blackstone Senior Loan ETF	0.9%
Michaels Cos., Inc., 8.73%, due 03/15/33	0.8%
Neptune Bidco U.S., Inc., 8.77%, due 02/03/33	0.8%
TransDigm, Inc., 5.89%, due 03/22/30	0.7%
Finastra USA, Inc., 7.75%, due 09/15/32	0.7%
Cotiviti Corp., 6.37%, due 05/01/31	0.6%
Electronic Arts, Inc., due 03/24/33	0.6%
Apex Group Treasury LLC, 7.15%, due 02/27/32	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January  15, 2026, the Fund's principal investment strategy was revised to also allow the Fund to invest in repurchase agreements and also enter into reverse repurchase agreements to reduce cash drag. Additionally, corresponding principal risks were updated to reflect these changes.

Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Repurchase Agreement Risk and (2) Reverse Repurchase Agreement Risk.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective January  15, 2026, the Fund's principal investment strategy was revised to also allow the Fund to invest in repurchase agreements and also enter into reverse repurchase agreements to reduce cash drag. Additionally, corresponding principal risks were updated to reflect these changes.

Material Fund Change Risks Change [Text Block]	Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Repurchase Agreement Risk and (2) Reverse Repurchase Agreement Risk.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101921
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blackstone Senior Loan ETF
Trading Symbol	SRLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone Senior Loan ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Primary Index during the reporting period, driven primarily by favorable asset allocation, including exposure to bonds, CLOs and equity, which contributed positively versus the benchmark.

The Fund benefited from exposure across a broader range of capital structure, with senior unsecured, senior secured, second line and CLO investments contributing positively and helping to offset weakness in first lien loans.

At the sector level, relative performance was supported most meaningfully by Consumer Discretionary Distribution & Retail, alongside positive contributions from Media & Entertainment and Health Care Equipment & Services, partially offset by weakness in Software & Services.

On an issuer level, the top contributors to the Fund’s total return during the reporting period were Michaels Cos, Inc., Asurion LLC., and Gainwell Acquisition Corp.. The top detractors were First Brands Group LLC., Cast & Crew LLC. and Ivanti Software, Inc..

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SRLN	Bloomberg U.S. Aggregate Bond Index	iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,123	$10,063	$10,175
08/31/16	$10,181	$10,052	$10,243
09/30/16	$10,235	$10,046	$10,290
10/31/16	$10,279	$9,969	$10,315
11/30/16	$10,304	$9,733	$10,344
12/31/16	$10,409	$9,747	$10,452
01/31/17	$10,421	$9,766	$10,435
02/28/17	$10,475	$9,832	$10,506
03/31/17	$10,490	$9,827	$10,467
04/30/17	$10,533	$9,902	$10,508
05/31/17	$10,575	$9,979	$10,548
06/30/17	$10,577	$9,969	$10,505
07/31/17	$10,656	$10,011	$10,585
08/31/17	$10,641	$10,101	$10,533
09/30/17	$10,680	$10,053	$10,569
10/31/17	$10,738	$10,059	$10,634
11/30/17	$10,747	$10,046	$10,630
12/31/17	$10,784	$10,092	$10,662
01/31/18	$10,877	$9,976	$10,799
02/28/18	$10,877	$9,881	$10,797
03/31/18	$10,905	$9,945	$10,820
04/30/18	$10,941	$9,871	$10,866
05/31/18	$10,946	$9,941	$10,864
06/30/18	$10,940	$9,929	$10,865
07/31/18	$11,021	$9,931	$10,974
08/31/18	$11,075	$9,995	$11,022
09/30/18	$11,148	$9,931	$11,103
10/31/18	$11,133	$9,852	$11,055
11/30/18	$11,036	$9,911	$10,914
12/31/18	$10,758	$10,093	$10,596
01/31/19	$11,006	$10,200	$10,926
02/28/19	$11,207	$10,195	$11,140
03/31/19	$11,154	$10,390	$11,106
04/30/19	$11,365	$10,393	$11,317
05/31/19	$11,289	$10,577	$11,217
06/30/19	$11,342	$10,710	$11,245
07/31/19	$11,445	$10,734	$11,367
08/31/19	$11,404	$11,012	$11,303
09/30/19	$11,510	$10,953	$11,373
10/31/19	$11,474	$10,986	$11,342
11/30/19	$11,567	$10,981	$11,429
12/31/19	$11,761	$10,973	$11,620
01/31/20	$11,793	$11,184	$11,635
02/29/20	$11,608	$11,386	$11,411
03/31/20	$10,400	$11,319	$10,305
04/30/20	$10,725	$11,520	$10,597
05/31/20	$11,127	$11,573	$10,938
06/30/20	$11,203	$11,646	$10,899
07/31/20	$11,490	$11,820	$11,115
08/31/20	$11,663	$11,725	$11,268
09/30/20	$11,684	$11,718	$11,251
10/31/20	$11,654	$11,666	$11,241
11/30/20	$11,930	$11,781	$11,552
12/31/20	$12,080	$11,797	$11,644
01/31/21	$12,227	$11,712	$11,763
02/28/21	$12,302	$11,543	$11,826
03/31/21	$12,286	$11,399	$11,771
04/30/21	$12,357	$11,489	$11,802
05/31/21	$12,453	$11,527	$11,858
06/30/21	$12,543	$11,608	$11,863
07/31/21	$12,477	$11,737	$11,811
08/31/21	$12,537	$11,715	$11,875
09/30/21	$12,624	$11,614	$11,961
10/31/21	$12,628	$11,610	$11,957
11/30/21	$12,571	$11,645	$11,864
12/31/21	$12,672	$11,615	$11,966
01/31/22	$12,686	$11,365	$11,974
02/28/22	$12,609	$11,238	$11,887
03/31/22	$12,588	$10,926	$11,886
04/30/22	$12,536	$10,511	$11,854
05/31/22	$12,191	$10,579	$11,547
06/30/22	$11,859	$10,413	$11,237
07/31/22	$12,118	$10,667	$11,556
08/31/22	$12,258	$10,366	$11,677
09/30/22	$11,839	$9,918	$11,392
10/31/22	$11,923	$9,790	$11,555
11/30/22	$12,047	$10,150	$11,669
12/31/22	$12,095	$10,104	$11,753
01/31/23	$12,386	$10,415	$12,062
02/28/23	$12,352	$10,145	$12,096
03/31/23	$12,338	$10,403	$12,140
04/30/23	$12,445	$10,466	$12,271
05/31/23	$12,404	$10,352	$12,204
06/30/23	$12,682	$10,315	$12,475
07/31/23	$12,814	$10,308	$12,618
08/31/23	$12,940	$10,242	$12,741
09/30/23	$13,010	$9,982	$12,818
10/31/23	$12,983	$9,824	$12,790
11/30/23	$13,167	$10,269	$12,929
12/31/23	$13,399	$10,662	$13,141
01/31/24	$13,443	$10,633	$13,157
02/29/24	$13,545	$10,483	$13,304
03/31/24	$13,650	$10,580	$13,427
04/30/24	$13,729	$10,312	$13,520
05/31/24	$13,859	$10,487	$13,625
06/30/24	$13,881	$10,587	$13,655
07/31/24	$13,962	$10,834	$13,774
08/31/24	$14,082	$10,990	$13,860
09/30/24	$14,184	$11,137	$13,924
10/31/24	$14,323	$10,860	$14,053
11/30/24	$14,459	$10,975	$14,207
12/31/24	$14,540	$10,796	$14,252
01/31/25	$14,628	$10,853	$14,342
02/28/25	$14,633	$11,092	$14,311
03/31/25	$14,522	$11,096	$14,238
04/30/25	$14,513	$11,140	$14,269
05/31/25	$14,809	$11,060	$14,450
06/30/25	$14,955	$11,230	$14,572
07/31/25	$15,084	$11,200	$14,658
08/31/25	$15,176	$11,334	$14,735
09/30/25	$15,252	$11,458	$14,825
10/31/25	$15,316	$11,529	$14,872
11/30/25	$15,383	$11,601	$14,918
12/31/25	$15,508	$11,584	$15,019
01/31/26	$15,440	$11,596	$14,959
02/28/26	$15,161	$11,786	$14,843
03/31/26	$15,282	$11,578	$14,922
04/30/26	$15,546	$11,591	$15,114
05/31/26	$15,635	$11,628	$15,191
06/30/26	$15,587	$11,656	$15,202

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SRLN	4.23%	4.44%	4.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
iBoxx USD Liquid Leveraged Loan Index/ Morningstar LSTA U.S. Leveraged Loan IndexFootnote Reference(1)Footnote Reference(2)	4.32%	5.09%	4.28%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,212,897,538
Holdings Count | Holding	723
Advisory Fees Paid, Amount	$ 43,022,045
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$5,212,897,538 Number of Portfolio Holdings723 Portfolio Turnover Rate153% Total Advisory Fees Paid$43,022,045
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Senior Floating Rate Loans	84.8%
Corporate Bonds & Notes	8.4%
Asset-Backed Securities	3.9%
Short-Term Investments	3.0%
Repurchase Agreements	1.9%
Common Stocks	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Hologic, Inc., 5.99%, due 04/07/33	2.2%
Gainwell Acquisition Corp., 7.83%, due 10/01/27	2.2%
Barclays Capital, Inc., 3.57%, due 06/15/27	1.9%
Discovery Global Holdings, Inc., 6.14%, due 06/03/33	1.7%
TransDigm, Inc., 5.89%, due 03/22/30	1.6%
Neptune Bidco U.S., Inc., 8.77%, due 02/03/33	1.6%
Jane Street Group LLC, 5.67%, due 12/15/31	1.5%
Finastra USA, Inc., 7.75%, due 09/15/32	1.5%
UKG, Inc., 5.91%, due 02/10/31	1.5%
Dayforce, Inc., 6.66%, due 02/04/33	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective January 15, 2026, the Fund’s principal investment strategy was revised to (i) replace the current Primary and Secondary Indexes with a single broader market index, (ii) remove language stating the Fund will invest approximately 50% to 75% of its net assets in Senior Loans eligible for inclusion in the Primary and/or Secondary Indexes, (iii) include investing in collateralized loan obligations, and (iv) include investing in repurchase agreements and entering into reverse repurchase agreements.  Additionally, corresponding principal risks were updated to reflect these changes.

Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Collateralized Loan Obligation Risk, (2) Repurchase Agreement Risk, and (3) Reverse Repurchase Agreement Risk.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective January 15, 2026, the Fund’s principal investment strategy was revised to (i) replace the current Primary and Secondary Indexes with a single broader market index, (ii) remove language stating the Fund will invest approximately 50% to 75% of its net assets in Senior Loans eligible for inclusion in the Primary and/or Secondary Indexes, (iii) include investing in collateralized loan obligations, and (iv) include investing in repurchase agreements and entering into reverse repurchase agreements.  Additionally, corresponding principal risks were updated to reflect these changes.

Material Fund Change Risks Change [Text Block]

Effective January 15, 2026, the Fund’s principal risk of investing in the fund was updated to include (1) Collateralized Loan Obligation Risk, (2) Repurchase Agreement Risk, and (3) Reverse Repurchase Agreement Risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000164161
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Fixed Income ETF
Trading Symbol	EMTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® DoubleLine® Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Emerging Markets Fixed Income ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period, emerging markets (EM) sovereign and corporate debt delivered strong returns despite the continued rise in U.S. Treasury yields. While both sectors posted solid performance, EM sovereigns significantly outperformed, led by the high yield segment, which benefited from improving risk sentiment and attractive carry.

The primary driver of the Fund's underperformance was asset allocation. The Fund maintained an underweight allocation to high yield credit relative to the Index, which detracted from performance as these assets outperformed amid strong investor demand and continued spread tightening. Conversely, the Fund's allocation to sovereign and quasi-sovereign debt contributed to returns, benefiting from meaningful spread compression over the period. From a regional perspective, the Fund's underweight exposure to Africa and Europe - the strongest-performing regions in the Index - also weighed on relative performance. These detractors were partially offset by the Fund's underweight to the Middle East and Asia, which were the weakest-performing regions during the reporting period. The Fund ended the period with a slightly shorter duration than the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	EMTL	Bloomberg Global Aggregate Bond Index	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,214	$10,075	$10,158
08/31/16	$10,319	$10,026	$10,292
09/30/16	$10,326	$10,082	$10,307
10/31/16	$10,343	$9,802	$10,306
11/30/16	$10,185	$9,412	$10,093
12/31/16	$10,224	$9,369	$10,172
01/31/17	$10,344	$9,475	$10,297
02/28/17	$10,477	$9,520	$10,441
03/31/17	$10,525	$9,534	$10,474
04/30/17	$10,652	$9,642	$10,592
05/31/17	$10,742	$9,791	$10,659
06/30/17	$10,767	$9,782	$10,681
07/31/17	$10,849	$9,947	$10,765
08/31/17	$10,999	$10,045	$10,869
09/30/17	$10,991	$9,955	$10,907
10/31/17	$11,021	$9,917	$10,944
11/30/17	$11,000	$10,027	$10,947
12/31/17	$11,001	$10,062	$10,981
01/31/18	$10,936	$10,182	$10,989
02/28/18	$10,845	$10,092	$10,878
03/31/18	$10,834	$10,199	$10,858
04/30/18	$10,784	$10,036	$10,786
05/31/18	$10,765	$9,959	$10,711
06/30/18	$10,697	$9,915	$10,666
07/31/18	$10,841	$9,899	$10,820
08/31/18	$10,711	$9,909	$10,704
09/30/18	$10,820	$9,824	$10,805
10/31/18	$10,770	$9,714	$10,741
11/30/18	$10,719	$9,744	$10,724
12/31/18	$10,788	$9,941	$10,800
01/31/19	$11,075	$10,093	$11,094
02/28/19	$11,167	$10,035	$11,213
03/31/19	$11,330	$10,160	$11,357
04/30/19	$11,388	$10,130	$11,445
05/31/19	$11,484	$10,267	$11,501
06/30/19	$11,766	$10,495	$11,754
07/31/19	$11,867	$10,466	$11,859
08/31/19	$11,738	$10,679	$11,874
09/30/19	$11,790	$10,570	$11,949
10/31/19	$11,870	$10,640	$12,051
11/30/19	$11,871	$10,560	$12,096
12/31/19	$12,007	$10,621	$12,214
01/31/20	$12,217	$10,757	$12,402
02/29/20	$12,240	$10,829	$12,400
03/31/20	$10,694	$10,586	$10,972
04/30/20	$11,053	$10,794	$11,421
05/31/20	$11,525	$10,842	$11,868
06/30/20	$11,760	$10,938	$12,194
07/31/20	$11,963	$11,287	$12,478
08/31/20	$12,055	$11,270	$12,590
09/30/20	$12,047	$11,229	$12,529
10/31/20	$12,084	$11,240	$12,561
11/30/20	$12,259	$11,444	$12,896
12/31/20	$12,433	$11,598	$13,085
01/31/21	$12,414	$11,496	$13,076
02/28/21	$12,404	$11,298	$13,063
03/31/21	$12,307	$11,081	$12,980
04/30/21	$12,370	$11,221	$13,058
05/31/21	$12,434	$11,326	$13,142
06/30/21	$12,594	$11,226	$13,252
07/31/21	$12,613	$11,375	$13,281
08/31/21	$12,718	$11,328	$13,375
09/30/21	$12,517	$11,127	$13,285
10/31/21	$12,517	$11,100	$13,224
11/30/21	$12,444	$11,067	$13,151
12/31/21	$12,543	$11,052	$13,204
01/31/22	$12,173	$10,826	$12,983
02/28/22	$11,882	$10,697	$12,354
03/31/22	$11,788	$10,371	$12,040
04/30/22	$11,208	$9,803	$11,792
05/31/22	$11,277	$9,830	$11,722
06/30/22	$10,759	$9,514	$11,363
07/31/22	$11,045	$9,717	$11,482
08/31/22	$10,904	$9,333	$11,503
09/30/22	$10,154	$8,854	$11,063
10/31/22	$10,003	$8,793	$10,836
11/30/22	$10,691	$9,206	$11,409
12/31/22	$10,770	$9,256	$11,585
01/31/23	$11,167	$9,560	$11,937
02/28/23	$10,887	$9,242	$11,746
03/31/23	$10,994	$9,535	$11,844
04/30/23	$11,111	$9,577	$11,948
05/31/23	$11,074	$9,389	$11,879
06/30/23	$11,150	$9,389	$12,007
07/31/23	$11,298	$9,454	$12,124
08/31/23	$11,233	$9,324	$12,070
09/30/23	$11,079	$9,052	$11,976
10/31/23	$10,889	$8,944	$11,830
11/30/23	$11,372	$9,395	$12,261
12/31/23	$11,752	$9,785	$12,637
01/31/24	$11,833	$9,650	$12,712
02/29/24	$11,878	$9,529	$12,802
03/31/24	$11,988	$9,581	$12,930
04/30/24	$11,869	$9,340	$12,816
05/31/24	$12,029	$9,462	$13,003
06/30/24	$12,139	$9,476	$13,123
07/31/24	$12,326	$9,737	$13,320
08/31/24	$12,527	$9,968	$13,545
09/30/24	$12,649	$10,137	$13,711
10/31/24	$12,520	$9,797	$13,594
11/30/24	$12,554	$9,831	$13,675
12/31/24	$12,499	$9,620	$13,601
01/31/25	$12,630	$9,675	$13,709
02/28/25	$12,806	$9,813	$13,922
03/31/25	$12,854	$9,874	$13,931
04/30/25	$12,825	$10,164	$13,870
05/31/25	$12,921	$10,128	$13,956
06/30/25	$13,063	$10,319	$14,150
07/31/25	$13,169	$10,166	$14,279
08/31/25	$13,333	$10,314	$14,462
09/30/25	$13,472	$10,381	$14,600
10/31/25	$13,465	$10,355	$14,682
11/30/25	$13,467	$10,379	$14,718
12/31/25	$13,513	$10,406	$14,788
01/31/26	$13,586	$10,503	$14,898
02/28/26	$13,549	$10,621	$15,033
03/31/26	$13,383	$10,294	$14,757
04/30/26	$13,582	$10,422	$14,995
05/31/26	$13,600	$10,457	$15,052
06/30/26	$13,649	$10,384	$15,115

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
EMTL	4.49%	1.62%	3.16%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	0.38%
JP Morgan Corporate Emerging Market Bond Index Broad Diversified	6.82%	2.67%	4.22%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 69,587,470
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 633,061
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$69,587,470 Number of Portfolio Holdings106 Portfolio Turnover Rate72% Total Advisory Fees Paid$633,061
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Peru	16.2%
Mexico	14.8%
Chile	14.8%
India	12.0%
Brazil	11.5%
Indonesia	6.3%
Colombia	5.0%
Singapore	4.8%
Paraguay	3.7%
Morocco	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Oversea-Chinese Banking Corp. Ltd., 4.60%, due 06/15/32	2.8%
MISC Capital Two Labuan Ltd., 3.75%, due 04/06/27	2.6%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.6%
Banco Internacional del Peru SAA Interbank, 6.40%, due 04/30/35	2.5%
Minsur SA, 4.50%, due 10/28/31	2.3%
BPRL International Singapore Pte. Ltd., 4.38%, due 01/18/27	2.3%
Chile Electricity Lux MPC SARL, 6.01%, due 01/20/33	2.3%
MV24 Capital BV, 6.75%, due 06/01/34	2.2%
Banco Santander Chile, 4.55%, due 11/20/30	2.1%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective July 27, 2026, the State Street DoubleLine Emerging Markets Fixed Income ETF ceased operations and was liquidated, as approved by the Board on May 21, 2026, at the recommendation of the Adviser.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000164160
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Duration Total Return Tactical ETF
Trading Symbol	STOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® DoubleLine® Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Short Duration Total Return Tactical ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary driver of outperformance was duration positioning as the Fund maintains a slightly shorter duration than the Index as interest rates broadly sold off over the period. The Fund continues to maintain a higher credit allocation than the Index with a roughly sixty-five percent weighting to credit risk sectors, compared to approximately thirty percent in the Index.

The Fund’s best performing sector was Agency MBS as the sector experienced outsized investor demand amid heightened geopolitical uncertainty and resilient housing fundamentals. Investment grade corporates also delivered strong performance, as credit spreads on corporate assets tended to tighten over the period.

Every sector within the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was U.S. Treasurys. No sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,041	$10,063	$10,002
08/31/16	$10,048	$10,052	$9,992
09/30/16	$10,066	$10,046	$10,003
10/31/16	$10,061	$9,969	$10,000
11/30/16	$9,974	$9,733	$9,959
12/31/16	$9,988	$9,747	$9,965
01/31/17	$10,001	$9,766	$9,984
02/28/17	$10,037	$9,832	$10,000
03/31/17	$10,049	$9,827	$10,006
04/30/17	$10,097	$9,902	$10,025
05/31/17	$10,121	$9,979	$10,042
06/30/17	$10,114	$9,969	$10,038
07/31/17	$10,146	$10,011	$10,064
08/31/17	$10,177	$10,101	$10,084
09/30/17	$10,163	$10,053	$10,072
10/31/17	$10,161	$10,059	$10,070
11/30/17	$10,142	$10,046	$10,048
12/31/17	$10,150	$10,092	$10,052
01/31/18	$10,117	$9,976	$10,025
02/28/18	$10,100	$9,881	$10,015
03/31/18	$10,121	$9,945	$10,031
04/30/18	$10,106	$9,871	$10,021
05/31/18	$10,153	$9,941	$10,058
06/30/18	$10,157	$9,929	$10,060
07/31/18	$10,165	$9,931	$10,065
08/31/18	$10,197	$9,995	$10,101
09/30/18	$10,192	$9,931	$10,094
10/31/18	$10,186	$9,852	$10,104
11/30/18	$10,208	$9,911	$10,134
12/31/18	$10,268	$10,093	$10,213
01/31/19	$10,325	$10,200	$10,253
02/28/19	$10,349	$10,195	$10,269
03/31/19	$10,422	$10,390	$10,337
04/30/19	$10,458	$10,393	$10,360
05/31/19	$10,512	$10,577	$10,433
06/30/19	$10,582	$10,710	$10,491
07/31/19	$10,598	$10,734	$10,487
08/31/19	$10,651	$11,012	$10,569
09/30/19	$10,659	$10,953	$10,565
10/31/19	$10,687	$10,986	$10,601
11/30/19	$10,696	$10,981	$10,601
12/31/19	$10,725	$10,973	$10,625
01/31/20	$10,775	$11,184	$10,685
02/29/20	$10,822	$11,386	$10,772
03/31/20	$10,534	$11,319	$10,815
04/30/20	$10,682	$11,520	$10,875
05/31/20	$10,779	$11,573	$10,895
06/30/20	$10,839	$11,646	$10,910
07/31/20	$10,900	$11,820	$10,927
08/31/20	$10,927	$11,725	$10,929
09/30/20	$10,927	$11,718	$10,928
10/31/20	$10,929	$11,666	$10,927
11/30/20	$10,973	$11,781	$10,938
12/31/20	$11,009	$11,797	$10,952
01/31/21	$11,023	$11,712	$10,957
02/28/21	$10,995	$11,543	$10,950
03/31/21	$10,970	$11,399	$10,944
04/30/21	$11,004	$11,489	$10,953
05/31/21	$11,017	$11,527	$10,966
06/30/21	$11,023	$11,608	$10,950
07/31/21	$11,048	$11,737	$10,969
08/31/21	$11,056	$11,715	$10,969
09/30/21	$11,041	$11,614	$10,960
10/31/21	$11,013	$11,610	$10,924
11/30/21	$10,986	$11,645	$10,915
12/31/21	$11,001	$11,615	$10,898
01/31/22	$10,902	$11,365	$10,820
02/28/22	$10,832	$11,238	$10,772
03/31/22	$10,727	$10,926	$10,625
04/30/22	$10,640	$10,511	$10,566
05/31/22	$10,602	$10,579	$10,631
06/30/22	$10,525	$10,413	$10,558
07/31/22	$10,585	$10,667	$10,614
08/31/22	$10,577	$10,366	$10,529
09/30/22	$10,471	$9,918	$10,399
10/31/22	$10,411	$9,790	$10,386
11/30/22	$10,542	$10,150	$10,472
12/31/22	$10,584	$10,104	$10,493
01/31/23	$10,727	$10,415	$10,578
02/28/23	$10,691	$10,145	$10,499
03/31/23	$10,743	$10,403	$10,651
04/30/23	$10,805	$10,466	$10,688
05/31/23	$10,836	$10,352	$10,655
06/30/23	$10,866	$10,315	$10,613
07/31/23	$10,944	$10,308	$10,658
08/31/23	$10,984	$10,242	$10,697
09/30/23	$11,002	$9,982	$10,691
10/31/23	$11,023	$9,824	$10,725
11/30/23	$11,119	$10,269	$10,850
12/31/23	$11,253	$10,662	$10,980
01/31/24	$11,323	$10,633	$11,024
02/29/24	$11,333	$10,483	$10,986
03/31/24	$11,393	$10,580	$11,030
04/30/24	$11,388	$10,312	$10,993
05/31/24	$11,471	$10,487	$11,073
06/30/24	$11,534	$10,587	$11,135
07/31/24	$11,655	$10,834	$11,267
08/31/24	$11,750	$10,990	$11,370
09/30/24	$11,812	$11,137	$11,464
10/31/24	$11,771	$10,860	$11,398
11/30/24	$11,830	$10,975	$11,437
12/31/24	$11,850	$10,796	$11,462
01/31/25	$11,911	$10,853	$11,514
02/28/25	$12,006	$11,092	$11,596
03/31/25	$12,044	$11,096	$11,649
04/30/25	$12,100	$11,140	$11,735
05/31/25	$12,123	$11,060	$11,721
06/30/25	$12,205	$11,230	$11,797
07/31/25	$12,229	$11,200	$11,795
08/31/25	$12,329	$11,334	$11,899
09/30/25	$12,381	$11,458	$11,938
10/31/25	$12,427	$11,529	$11,980
11/30/25	$12,481	$11,601	$12,035
12/31/25	$12,514	$11,584	$12,080
01/31/26	$12,560	$11,596	$12,107
02/28/26	$12,627	$11,786	$12,171
03/31/26	$12,570	$11,578	$12,119
04/30/26	$12,620	$11,591	$12,148
05/31/26	$12,651	$11,628	$12,168
06/30/26	$12,673	$11,656	$12,178

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
STOT	3.84%	2.83%	2.40%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate 1-3 Year Index	3.23%	2.15%	1.99%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 478,006,503
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 1,542,872
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$478,006,503 Number of Portfolio Holdings571 Portfolio Turnover Rate62% Total Advisory Fees Paid$1,542,872
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	23.0%
Corporate Bonds & Notes	21.2%
Asset-Backed Securities	16.6%
Mortgage-Backed Securities	12.8%
Commercial Mortgage Backed Securities	11.6%
U.S. Government Agency Obligations	9.9%
Short-Term Investment	3.1%
Senior Floating Rate Loans	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 10/31/27	8.1%
U.S. Treasury Notes, 0.75%, due 01/31/28	4.9%
U.S. Treasury Notes, 0.50%, due 06/30/27	3.6%
U.S. Treasury Notes, 0.88%, due 11/15/30	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/27	1.0%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/27	1.0%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 01/15/27	1.0%
PRKCM Trust, Class A1, 5.37%, due 04/25/61	0.8%
Government National Mortgage Association REMICS, Class MF, 4.39%, due 06/20/56	0.6%
Velocity Commercial Capital Loan Trust, Class A, 5.19%, due 09/25/55	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000144728
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> DoubleLine<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Tactical ETF
Trading Symbol	TOTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® DoubleLine® Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® DoubleLine® Total Return Tactical ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary driver of Fund underperformance was the U.S. Treasury allocation, as the Fund expressed a view of a steepening yield curve over the period. The Fund maintained a slightly shorter duration than the Index.

The Fund’s best performing sector was high yield bonds as these assets significantly outperformed their investment grade counterparts because of material credit spread tightening in lower rated credits. Agency and non-Agency MBS also delivered strong performance as these assets experienced outsized investor demand amid heightened geopolitical uncertainty and resilient housing fundamentals.

The greatest contribution to the Fund’s performance during the reporting period was Agency MBS. The only sector to detract from overall Fund performance was U.S. Treasuries. Within the U.S. Treasury allocation, the Fund expressed a view of a steepening yield curve with an overweight to the two-year tenor and an underweight to the 30-year tenor when compared to the Agg.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	TOTL	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000
07/31/16	$10,086	$10,063
08/31/16	$10,086	$10,052
09/30/16	$10,109	$10,046
10/31/16	$10,069	$9,969
11/30/16	$9,899	$9,733
12/31/16	$9,913	$9,747
01/31/17	$9,939	$9,766
02/28/17	$10,014	$9,832
03/31/17	$10,029	$9,827
04/30/17	$10,111	$9,902
05/31/17	$10,177	$9,979
06/30/17	$10,155	$9,969
07/31/17	$10,200	$10,011
08/31/17	$10,283	$10,101
09/30/17	$10,241	$10,053
10/31/17	$10,241	$10,059
11/30/17	$10,224	$10,046
12/31/17	$10,252	$10,092
01/31/18	$10,163	$9,976
02/28/18	$10,107	$9,881
03/31/18	$10,164	$9,945
04/30/18	$10,108	$9,871
05/31/18	$10,167	$9,941
06/30/18	$10,161	$9,929
07/31/18	$10,163	$9,931
08/31/18	$10,216	$9,995
09/30/18	$10,181	$9,931
10/31/18	$10,137	$9,852
11/30/18	$10,177	$9,911
12/31/18	$10,283	$10,093
01/31/19	$10,396	$10,200
02/28/19	$10,419	$10,195
03/31/19	$10,552	$10,390
04/30/19	$10,582	$10,393
05/31/19	$10,720	$10,577
06/30/19	$10,824	$10,710
07/31/19	$10,842	$10,734
08/31/19	$10,985	$11,012
09/30/19	$10,959	$10,953
10/31/19	$10,991	$10,986
11/30/19	$10,982	$10,981
12/31/19	$11,000	$10,973
01/31/20	$11,165	$11,184
02/29/20	$11,295	$11,386
03/31/20	$10,879	$11,319
04/30/20	$11,070	$11,520
05/31/20	$11,200	$11,573
06/30/20	$11,272	$11,646
07/31/20	$11,368	$11,820
08/31/20	$11,330	$11,725
09/30/20	$11,352	$11,718
10/31/20	$11,306	$11,666
11/30/20	$11,390	$11,781
12/31/20	$11,431	$11,797
01/31/21	$11,421	$11,712
02/28/21	$11,338	$11,543
03/31/21	$11,226	$11,399
04/30/21	$11,301	$11,489
05/31/21	$11,330	$11,527
06/30/21	$11,363	$11,608
07/31/21	$11,427	$11,737
08/31/21	$11,448	$11,715
09/30/21	$11,380	$11,614
10/31/21	$11,349	$11,610
11/30/21	$11,362	$11,645
12/31/21	$11,357	$11,615
01/31/22	$11,162	$11,365
02/28/22	$11,065	$11,238
03/31/22	$10,785	$10,926
04/30/22	$10,481	$10,511
05/31/22	$10,454	$10,579
06/30/22	$10,255	$10,413
07/31/22	$10,472	$10,667
08/31/22	$10,292	$10,366
09/30/22	$9,870	$9,918
10/31/22	$9,701	$9,790
11/30/22	$10,016	$10,150
12/31/22	$9,990	$10,104
01/31/23	$10,337	$10,415
02/28/23	$10,130	$10,145
03/31/23	$10,315	$10,403
04/30/23	$10,390	$10,466
05/31/23	$10,286	$10,352
06/30/23	$10,305	$10,315
07/31/23	$10,293	$10,308
08/31/23	$10,189	$10,242
09/30/23	$9,943	$9,982
10/31/23	$9,743	$9,824
11/30/23	$10,165	$10,269
12/31/23	$10,574	$10,662
01/31/24	$10,572	$10,633
02/29/24	$10,483	$10,483
03/31/24	$10,588	$10,580
04/30/24	$10,344	$10,312
05/31/24	$10,509	$10,487
06/30/24	$10,643	$10,587
07/31/24	$10,895	$10,834
08/31/24	$11,076	$10,990
09/30/24	$11,222	$11,137
10/31/24	$10,950	$10,860
11/30/24	$11,042	$10,975
12/31/24	$10,896	$10,796
01/31/25	$10,965	$10,853
02/28/25	$11,189	$11,092
03/31/25	$11,208	$11,096
04/30/25	$11,255	$11,140
05/31/25	$11,167	$11,060
06/30/25	$11,349	$11,230
07/31/25	$11,313	$11,200
08/31/25	$11,492	$11,334
09/30/25	$11,592	$11,458
10/31/25	$11,640	$11,529
11/30/25	$11,718	$11,601
12/31/25	$11,723	$11,584
01/31/26	$11,735	$11,596
02/28/26	$11,910	$11,786
03/31/26	$11,687	$11,578
04/30/26	$11,707	$11,591
05/31/26	$11,710	$11,628
06/30/26	$11,736	$11,656

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
TOTL	3.41%	0.65%	1.61%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,176,982,440
Holdings Count | Holding	1,708
Advisory Fees Paid, Amount	$ 22,198,379
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,176,982,440 Number of Portfolio Holdings1,708 Portfolio Turnover Rate40% Total Advisory Fees Paid$22,198,379
Holdings [Text Block]

Top Ten Security Types

Table Summary
Assets	%
U.S. Government Agency Obligations	37.8%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	10.6%
Mortgage-Backed Securities	9.9%
Commercial Mortgage Backed Securities	6.0%
Short-Term Investment	2.1%
Senior Floating Rate Loans	1.0%
Foreign Government Obligations	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.62%, due 09/10/26	6.1%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.6%
U.S. Treasury Notes, 3.55%, due 09/30/26	2.3%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.6%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	0.7%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.7%
Federal National Mortgage Association, 5.00%, due 01/01/55	0.7%
Federal National Mortgage Association, 3.00%, due 06/01/52	0.6%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/27	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000229692
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Loomis Sayles Opportunistic Bond ETF
Trading Symbol	OBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Loomis Sayles Opportunistic Bond ETF	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. high yield corporate spreads tightened over the period as the sector was aided by solid fundamentals and ultimately softening inflation despite recent headline volatility.  Within the portfolio, our allocation to the sector positively contributed to absolute performance.  Technology, consumer cyclical, and capital goods names were mostly responsible for the positive impact on return.

U.S. investment grade corporate bonds performed well as spreads also tightened over the period. Despite headwinds related to massive A.I.-driven issuance, resilient economic data remained supportive overall. Within the portfolio, investment grade corporates contributed to absolute performance.  Financial, particularly banking, names were primarily responsible for the positive impact.

Bank loans also showed resilience, as geopolitical developments tempered expectations for lower policy rates.  For the portfolio, our allocation to bank loans aided absolute performance, with individual capital goods issues adding in particular.

The use of derivatives instruments within the Fund had a negative impact.  This effect is attributed mainly to long exposure to interest rate futures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	OBND	Bloomberg U.S. Aggregate Bond Index	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
09/27/21	$10,000	$10,000	$10,000
09/30/21	$10,004	$9,973	$9,963
10/31/21	$9,999	$9,970	$9,978
11/30/21	$9,938	$10,000	$9,952
12/31/21	$10,009	$9,974	$10,011
01/31/22	$9,833	$9,759	$9,783
02/28/22	$9,710	$9,650	$9,648
03/31/22	$9,591	$9,382	$9,500
04/30/22	$9,299	$9,026	$9,161
05/31/22	$9,205	$9,084	$9,150
06/30/22	$8,875	$8,942	$8,819
07/31/22	$9,222	$9,160	$9,138
08/31/22	$9,030	$8,902	$8,986
09/30/22	$8,620	$8,517	$8,610
10/31/22	$8,609	$8,407	$8,643
11/30/22	$8,934	$8,716	$8,939
12/31/22	$8,885	$8,677	$8,915
01/31/23	$9,242	$8,943	$9,238
02/28/23	$8,999	$8,712	$9,075
03/31/23	$9,164	$8,934	$9,224
04/30/23	$9,193	$8,988	$9,307
05/31/23	$9,122	$8,890	$9,214
06/30/23	$9,192	$8,858	$9,324
07/31/23	$9,272	$8,852	$9,402
08/31/23	$9,248	$8,795	$9,400
09/30/23	$9,118	$8,572	$9,269
10/31/23	$9,014	$8,437	$9,155
11/30/23	$9,377	$8,819	$9,560
12/31/23	$9,737	$9,156	$9,895
01/31/24	$9,733	$9,131	$9,904
02/29/24	$9,671	$9,002	$9,859
03/31/24	$9,780	$9,085	$9,973
04/30/24	$9,641	$8,856	$9,838
05/31/24	$9,761	$9,006	$9,980
06/30/24	$9,841	$9,091	$10,044
07/31/24	$10,016	$9,303	$10,229
08/31/24	$10,156	$9,437	$10,368
09/30/24	$10,291	$9,564	$10,520
10/31/24	$10,181	$9,326	$10,401
11/30/24	$10,293	$9,425	$10,522
12/31/24	$10,205	$9,271	$10,424
01/31/25	$10,293	$9,320	$10,506
02/28/25	$10,428	$9,525	$10,634
03/31/25	$10,371	$9,529	$10,583
04/30/25	$10,377	$9,566	$10,579
05/31/25	$10,465	$9,498	$10,664
06/30/25	$10,641	$9,644	$10,834
07/31/25	$10,672	$9,618	$10,874
08/31/25	$10,809	$9,733	$10,975
09/30/25	$10,866	$9,839	$11,092
10/31/25	$10,936	$9,901	$11,123
11/30/25	$11,000	$9,962	$11,186
12/31/25	$11,014	$9,948	$11,208
01/31/26	$11,046	$9,958	$11,224
02/28/26	$11,124	$10,121	$11,280
03/31/26	$10,935	$9,943	$11,150
04/30/26	$11,102	$9,954	$11,258
05/31/26	$11,159	$9,985	$11,329
06/30/26	$11,186	$10,009	$11,349

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 09/27/21
OBND	5.12%	2.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.02%
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	4.75%	2.70%

Performance Inception Date	Sep. 27, 2021
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 57,974,355
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 241,707
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$57,974,355 Number of Portfolio Holdings427 Portfolio Turnover Rate122% Total Advisory Fees Paid$241,707
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	63.2%
Senior Floating Rate Loans	16.9%
Mutual Funds and Exchange Traded Products	7.2%
Asset-Backed Securities	5.9%
Convertible Bonds	2.1%
Short-Term Investment	1.9%
Preferred Stocks	0.5%
Commercial Mortgage Backed Securities	0.1%
Convertible Preferred Stocks	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Blackstone Senior Loan ETF	3.7%
BCC Middle Market CLO LLC, Class A1, 5.30%, due 07/17/37	1.6%
Nuveen Floating Rate Income Fund	1.4%
Invesco Senior Income Trust	1.2%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	0.8%
Ardonagh Midco 3 PLC, 6.69%, due 02/15/31	0.7%
UniCredit SpA, 7.30%, due 04/02/34	0.7%
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, due 03/15/30	0.7%
Columbus McKinnon Corp., 7.23%, due 02/03/33	0.6%
SM Energy Co., 9.63%, due 06/15/33	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000225200
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen Municipal Bond ETF
Trading Symbol	MBND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ETF	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the past year, the municipal market rallied, although faced volatility as U.S. federal policy and geopolitical risk adjusted spread and risk premiums. The Fund’s longer duration positioning was a positive driver of performance, particularly in 8+ year duration bonds. The Fund’s overweight exposure in unrated bonds and underweight to bonds rated double-A aided performance. Sector exposure hurt performance, including an overweight in electric, transportation and special tax revenue bonds. Selection also hurt performance as certain credits meaningfully underperformed the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	MBND	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
02/04/21	$10,000	$10,000	$10,000
02/28/21	$9,838	$9,882	$9,855
03/31/21	$9,896	$9,759	$9,906
04/30/21	$10,011	$9,836	$9,974
05/31/21	$10,045	$9,868	$9,990
06/30/21	$10,069	$9,937	$10,004
07/31/21	$10,157	$10,049	$10,084
08/31/21	$10,121	$10,029	$10,061
09/30/21	$10,029	$9,943	$9,994
10/31/21	$9,994	$9,940	$9,962
11/30/21	$10,065	$9,969	$10,020
12/31/21	$10,070	$9,944	$10,036
01/31/22	$9,756	$9,730	$9,773
02/28/22	$9,709	$9,621	$9,741
03/31/22	$9,412	$9,354	$9,463
04/30/22	$9,173	$8,999	$9,248
05/31/22	$9,283	$9,057	$9,385
06/30/22	$9,180	$8,915	$9,297
07/31/22	$9,408	$9,132	$9,522
08/31/22	$9,212	$8,874	$9,348
09/30/22	$8,881	$8,491	$9,043
10/31/22	$8,836	$8,381	$9,004
11/30/22	$9,176	$8,689	$9,343
12/31/22	$9,187	$8,650	$9,392
01/31/23	$9,408	$8,916	$9,617
02/28/23	$9,228	$8,686	$9,426
03/31/23	$9,384	$8,906	$9,617
04/30/23	$9,374	$8,960	$9,591
05/31/23	$9,301	$8,863	$9,499
06/30/23	$9,373	$8,831	$9,573
07/31/23	$9,398	$8,825	$9,613
08/31/23	$9,317	$8,769	$9,505
09/30/23	$9,124	$8,546	$9,273
10/31/23	$9,032	$8,411	$9,229
11/30/23	$9,493	$8,792	$9,706
12/31/23	$9,724	$9,128	$9,903
01/31/24	$9,726	$9,103	$9,861
02/29/24	$9,751	$8,975	$9,870
03/31/24	$9,770	$9,057	$9,870
04/30/24	$9,672	$8,829	$9,759
05/31/24	$9,660	$8,978	$9,694
06/30/24	$9,803	$9,063	$9,826
07/31/24	$9,889	$9,275	$9,915
08/31/24	$9,972	$9,408	$10,004
09/30/24	$10,083	$9,534	$10,090
10/31/24	$9,921	$9,298	$9,954
11/30/24	$10,066	$9,396	$10,083
12/31/24	$9,950	$9,242	$9,973
01/31/25	$10,006	$9,291	$10,043
02/28/25	$10,142	$9,496	$10,146
03/31/25	$9,956	$9,499	$10,007
04/30/25	$9,892	$9,537	$9,941
05/31/25	$9,893	$9,469	$9,998
06/30/25	$9,970	$9,614	$10,076
07/31/25	$9,913	$9,589	$10,099
08/31/25	$10,004	$9,703	$10,187
09/30/25	$10,197	$9,809	$10,349
10/31/25	$10,295	$9,871	$10,446
11/30/25	$10,311	$9,932	$10,474
12/31/25	$10,338	$9,917	$10,502
01/31/26	$10,416	$9,928	$10,617
02/28/26	$10,509	$10,090	$10,729
03/31/26	$10,282	$9,913	$10,467
04/30/26	$10,367	$9,924	$10,556
05/31/26	$10,415	$9,955	$10,583
06/30/26	$10,468	$9,979	$10,649

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 02/04/21
MBND	5.00%	0.78%	0.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	(0.04%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	5.68%	1.26%	1.17%

Performance Inception Date	Feb. 04, 2021
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 27,480,450
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 111,153
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$27,480,450 Number of Portfolio Holdings75 Portfolio Turnover Rate12% Total Advisory Fees Paid$111,153
Holdings [Text Block]

Top Ten States

Table Summary
States	%
California	11.7%
Texas	10.7%
New York	10.1%
Florida	6.3%
Georgia	5.8%
Oklahoma	5.1%
Alabama	5.1%
Arizona	5.1%
Utah	3.8%
Illinois	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Arizona Board of Regents Revenue, AZ, 5.00%, due 07/01/34	2.9%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.8%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	2.8%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.7%
San Francisco Bay Area Rapid Transit District, General Obligation, CA, 5.00%, due 08/01/34	2.6%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.5%
New York Convention Center Development Corp. Revenue, NY, 5.00%, due 11/15/41	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.4%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.3%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On August 20, 2026, at the recommendation of the Adviser, the Board voted to close and liquidate the Fund. The Fund will create and redeem creation units through February 17, 2027, which is the last day the Funds’ shares will trade on its principal U.S. listing exchange. The Fund will then cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about February 23, 2027 (the “Liquidation Date”). On or about February 24, 2027, the Fund will distribute to its remaining shareholders, as of the Liquidation Date, a liquidating cash distribution equal to the current net asset value of their shares.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000173571
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fixed Income Sector Rotation ETF
Trading Symbol	FISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Fixed Income Sector Rotation ETF	$31	0.30%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026, was characterized by significant geopolitical risks but resilience across global economies and capital markets. The level of interest rates was generally range bound over the period. By contrast, the U.S. yield curve steepened over the first half of the period as the U.S. Federal Reserve (the "Fed") was engaged in an easing policy cycle before steadily flattening as inflation risks picked up during the U.S.-Iran War and the market grew hawkish in and around a leadership transition at the Fed. Credit spreads ebbed and flowed alongside market risk sentiment but generally finished modestly tighter than where they started. The Fund underperformed its benchmark over the reporting period. While investment positions changed throughout the year, tactical positions taken in long term government bonds and underweight allocations to intermediate term corporate bonds generally detracted from performance. The impact of these positions were partially offset by an overweight held in longer term corporate bonds and by having less exposure to intermediate government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	FISR	Bloomberg U.S. Aggregate Bond Index
04/02/19	$10,000	$10,000
04/30/19	$10,052	$10,032
05/31/19	$10,169	$10,210
06/30/19	$10,381	$10,338
07/31/19	$10,414	$10,361
08/31/19	$10,616	$10,629
09/30/19	$10,602	$10,573
10/31/19	$10,628	$10,604
11/30/19	$10,613	$10,599
12/31/19	$10,645	$10,592
01/31/20	$10,776	$10,795
02/29/20	$10,855	$10,990
03/31/20	$10,680	$10,925
04/30/20	$10,888	$11,119
05/31/20	$10,991	$11,171
06/30/20	$11,047	$11,241
07/31/20	$11,219	$11,409
08/31/20	$11,125	$11,317
09/30/20	$11,099	$11,311
10/31/20	$11,065	$11,261
11/30/20	$11,257	$11,371
12/31/20	$11,288	$11,387
01/31/21	$11,146	$11,305
02/28/21	$10,962	$11,142
03/31/21	$10,828	$11,003
04/30/21	$10,918	$11,090
05/31/21	$10,937	$11,126
06/30/21	$11,079	$11,204
07/31/21	$11,215	$11,329
08/31/21	$11,185	$11,308
09/30/21	$11,059	$11,210
10/31/21	$11,093	$11,207
11/30/21	$11,124	$11,240
12/31/21	$11,084	$11,211
01/31/22	$10,798	$10,970
02/28/22	$10,665	$10,847
03/31/22	$10,355	$10,546
04/30/22	$9,891	$10,146
05/31/22	$9,902	$10,211
06/30/22	$9,774	$10,051
07/31/22	$9,986	$10,296
08/31/22	$9,675	$10,006
09/30/22	$9,232	$9,573
10/31/22	$9,108	$9,449
11/30/22	$9,450	$9,797
12/31/22	$9,347	$9,753
01/31/23	$9,689	$10,053
02/28/23	$9,396	$9,793
03/31/23	$9,664	$10,041
04/30/23	$9,716	$10,102
05/31/23	$9,595	$9,992
06/30/23	$9,566	$9,957
07/31/23	$9,553	$9,950
08/31/23	$9,472	$9,886
09/30/23	$9,218	$9,635
10/31/23	$9,082	$9,483
11/30/23	$9,479	$9,912
12/31/23	$9,835	$10,292
01/31/24	$9,814	$10,263
02/29/24	$9,660	$10,118
03/31/24	$9,736	$10,212
04/30/24	$9,494	$9,954
05/31/24	$9,653	$10,123
06/30/24	$9,746	$10,219
07/31/24	$9,974	$10,457
08/31/24	$10,104	$10,608
09/30/24	$10,256	$10,750
10/31/24	$9,985	$10,483
11/30/24	$10,100	$10,594
12/31/24	$9,931	$10,420
01/31/25	$9,989	$10,476
02/28/25	$10,202	$10,706
03/31/25	$10,196	$10,710
04/30/25	$10,209	$10,752
05/31/25	$10,109	$10,675
06/30/25	$10,275	$10,839
07/31/25	$10,235	$10,811
08/31/25	$10,377	$10,940
09/30/25	$10,478	$11,060
10/31/25	$10,536	$11,129
11/30/25	$10,606	$11,198
12/31/25	$10,549	$11,181
01/31/26	$10,576	$11,193
02/28/26	$10,758	$11,376
03/31/26	$10,551	$11,176
04/30/26	$10,556	$11,189
05/31/26	$10,597	$11,223
06/30/26	$10,630	$11,250

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 04/02/19
FISR	3.45%	(0.82%)	0.85%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.64%

Performance Inception Date	Apr. 02, 2019
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 407,990,788
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,131,378
InvestmentCompanyPortfolioTurnover	198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$407,990,788 Number of Portfolio Holdings9 Portfolio Turnover Rate198% Total Advisory Fees Paid$1,131,378
Holdings [Text Block]

Top Security Types

Table Summary
Asset Types	%
Domestic Fixed Income	99.4%
Short-Term Investments	9.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Corporate Bond ETF	25.0%
State Street SPDR Portfolio Intermediate Term Treasury ETF	22.7%
State Street SPDR Portfolio Short Term Treasury ETF	15.3%
State Street SPDR Portfolio Mortgage-Backed Bond ETF	14.0%
State Street SPDR Portfolio Long Term Treasury ETF	13.3%
State Street SPDR Portfolio High Yield Bond ETF	6.0%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	2.0%
State Street SPDR S&P Leveraged Loan ETF	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective on June 23, 2026, the Fund’s investment objective changed from "seeking to provide total return by focusing on investments in income and yield-generating assets" to "seeking to maximize risk-adjusted return and provide current income".

Effective on June 23, 2026, the Fund’s principal investment strategy was updated to (1) allow allocation of its assets among ETFs that focus on asset-backed securities; (2) utilize rigorous fundamental research to invest in individual fixed income securities for risk management and security exposure management purposes; (3) employ a risk-aware, top-down allocation approach that seeks to overweight the Fund’s exposure to the most attractive Fixed Income Sectors; and (4) use derivative instruments to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure.   Additionally, corresponding principal risks were updated to reflect these changes.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Objectives [Text Block]

Effective on June 23, 2026, the Fund’s investment objective changed from "seeking to provide total return by focusing on investments in income and yield-generating assets" to "seeking to maximize risk-adjusted return and provide current income".

Material Fund Change Strategies [Text Block]

Effective on June 23, 2026, the Fund’s principal investment strategy was updated to (1) allow allocation of its assets among ETFs that focus on asset-backed securities; (2) utilize rigorous fundamental research to invest in individual fixed income securities for risk management and security exposure management purposes; (3) employ a risk-aware, top-down allocation approach that seeks to overweight the Fund’s exposure to the most attractive Fixed Income Sectors; and (4) use derivative instruments to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and credit quality exposure.   Additionally, corresponding principal risks were updated to reflect these changes.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101919
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Allocation ETF
Trading Symbol	GAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Global Allocation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Global Allocation ETF	$15	0.14%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026 was characterized by significant geopolitical risks but resilience across global economies and capital markets. The Fund delivered healthy returns but given its diversified approach it did not meet the performance of its all-equity benchmark (MSCI ACWI IMI). The Fund held an overweight to global equities for the majority of the period as the risk environment was mostly calm, with the exception of the energy shock associated with the U.S.-Iran War, and corporate earnings were consistently strong. Additionally, the Fund maintained an overweight position in broad commodities as trends in those real asset markets picked up in late 2025 and that investment helped to add value and mitigate risk during the energy shock. The Fund’s regional equity allocations detracted from performance over the reporting period. The Fund generally favored U.S. equities over non-U.S. developed equities and domestic markets lagged during the 1st quarter of 2026 amidst a flurry of geopolitical pronouncements and risks emanating from the U.S. administration, which led to a weaker U.S. dollar and relatively weaker U.S. stock markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,248	$10,445	$10,063
08/31/16	$10,163	$10,480	$10,052
09/30/16	$10,196	$10,557	$10,046
10/31/16	$9,951	$10,353	$9,969
11/30/16	$9,907	$10,465	$9,733
12/31/16	$10,037	$10,691	$9,747
01/31/17	$10,215	$10,980	$9,766
02/28/17	$10,437	$11,283	$9,832
03/31/17	$10,511	$11,416	$9,827
04/30/17	$10,655	$11,600	$9,902
05/31/17	$10,854	$11,831	$9,979
06/30/17	$10,913	$11,901	$9,969
07/31/17	$11,148	$12,228	$10,011
08/31/17	$11,203	$12,271	$10,101
09/30/17	$11,363	$12,534	$10,053
10/31/17	$11,537	$12,787	$10,059
11/30/17	$11,717	$13,038	$10,046
12/31/17	$11,883	$13,251	$10,092
01/31/18	$12,385	$13,966	$9,976
02/28/18	$11,937	$13,383	$9,881
03/31/18	$11,850	$13,132	$9,945
04/30/18	$11,856	$13,255	$9,871
05/31/18	$11,904	$13,307	$9,941
06/30/18	$11,837	$13,227	$9,929
07/31/18	$12,042	$13,594	$9,931
08/31/18	$12,126	$13,719	$9,995
09/30/18	$12,137	$13,741	$9,931
10/31/18	$11,429	$12,666	$9,852
11/30/18	$11,570	$12,845	$9,911
12/31/18	$11,020	$11,915	$10,093
01/31/19	$11,716	$12,885	$10,200
02/28/19	$11,892	$13,244	$10,195
03/31/19	$12,040	$13,380	$10,390
04/30/19	$12,259	$13,823	$10,393
05/31/19	$11,816	$12,995	$10,577
06/30/19	$12,354	$13,831	$10,710
07/31/19	$12,355	$13,872	$10,734
08/31/19	$12,372	$13,523	$11,012
09/30/19	$12,502	$13,806	$10,953
10/31/19	$12,712	$14,186	$10,986
11/30/19	$12,815	$14,540	$10,981
12/31/19	$13,144	$15,055	$10,973
01/31/20	$12,996	$14,856	$11,184
02/29/20	$12,239	$13,640	$11,386
03/31/20	$10,727	$11,677	$11,319
04/30/20	$11,553	$12,963	$11,520
05/31/20	$11,957	$13,560	$11,573
06/30/20	$12,231	$13,993	$11,646
07/31/20	$12,766	$14,720	$11,820
08/31/20	$13,202	$15,611	$11,725
09/30/20	$12,947	$15,127	$11,718
10/31/20	$12,768	$14,800	$11,666
11/30/20	$13,778	$16,673	$11,781
12/31/20	$14,329	$17,502	$11,797
01/31/21	$14,278	$17,471	$11,712
02/28/21	$14,542	$17,936	$11,543
03/31/21	$14,765	$18,401	$11,399
04/30/21	$15,212	$19,200	$11,489
05/31/21	$15,473	$19,486	$11,527
06/30/21	$15,595	$19,721	$11,608
07/31/21	$15,710	$19,821	$11,737
08/31/21	$15,940	$20,311	$11,715
09/30/21	$15,473	$19,502	$11,614
10/31/21	$15,979	$20,450	$11,610
11/30/21	$15,663	$19,901	$11,645
12/31/21	$16,090	$20,692	$11,615
01/31/22	$15,573	$19,618	$11,365
02/28/22	$15,347	$19,169	$11,238
03/31/22	$15,403	$19,560	$10,926
04/30/22	$14,562	$18,007	$10,511
05/31/22	$14,690	$18,017	$10,579
06/30/22	$13,788	$16,463	$10,413
07/31/22	$14,335	$17,639	$10,667
08/31/22	$13,865	$17,013	$10,366
09/30/22	$12,869	$15,371	$9,918
10/31/22	$13,360	$16,316	$9,790
11/30/22	$14,277	$17,558	$10,150
12/31/22	$13,931	$16,884	$10,104
01/31/23	$14,746	$18,127	$10,415
02/28/23	$14,243	$17,623	$10,145
03/31/23	$14,564	$18,057	$10,403
04/30/23	$14,753	$18,287	$10,466
05/31/23	$14,483	$18,066	$10,352
06/30/23	$15,049	$19,120	$10,315
07/31/23	$15,444	$19,851	$10,308
08/31/23	$15,073	$19,281	$10,242
09/30/23	$14,525	$18,469	$9,982
10/31/23	$14,227	$17,854	$9,824
11/30/23	$15,141	$19,504	$10,269
12/31/23	$15,813	$20,527	$10,662
01/31/24	$15,722	$20,574	$10,633
02/29/24	$16,123	$21,434	$10,483
03/31/24	$16,528	$22,111	$10,580
04/30/24	$16,111	$21,361	$10,312
05/31/24	$16,626	$22,226	$10,487
06/30/24	$16,727	$22,638	$10,587
07/31/24	$17,083	$23,104	$10,834
08/31/24	$17,316	$23,643	$10,990
09/30/24	$17,715	$24,187	$11,137
10/31/24	$17,356	$23,627	$10,860
11/30/24	$17,760	$24,548	$10,975
12/31/24	$17,361	$23,888	$10,796
01/31/25	$17,707	$24,670	$10,853
02/28/25	$17,821	$24,453	$11,092
03/31/25	$17,691	$23,505	$11,096
04/30/25	$17,702	$23,725	$11,140
05/31/25	$18,165	$25,098	$11,060
06/30/25	$18,710	$26,235	$11,230
07/31/25	$18,723	$26,584	$11,200
08/31/25	$19,218	$27,308	$11,334
09/30/25	$19,671	$28,248	$11,458
10/31/25	$19,917	$28,826	$11,529
11/30/25	$20,019	$28,861	$11,601
12/31/25	$20,142	$29,158	$11,584
01/31/26	$20,699	$30,114	$11,596
02/28/26	$21,082	$30,588	$11,786
03/31/26	$20,202	$28,357	$11,578
04/30/26	$21,410	$31,226	$11,591
05/31/26	$21,914	$32,789	$11,628
06/30/26	$21,765	$32,590	$11,656

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
GAL	16.32%	6.89%	8.09%
MSCI ACWI IMI Index	24.22%	10.57%	12.54%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 303,289,228
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 398,115
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$303,289,228 Number of Portfolio Holdings20 Portfolio Turnover Rate85% Total Advisory Fees Paid$398,115
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	34.4%
Domestic Fixed Income	31.7%
International Equity	23.9%
International Fixed Income	4.5%
Inflation Linked	3.9%
Short-Term Investments	2.3%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR S&P 500 ETF Trust	29.1%
State Street SPDR Portfolio Developed World ex-U.S. ETF	11.0%
State Street SPDR Portfolio Emerging Markets ETF	10.0%
State Street SPDR Portfolio Aggregate Bond ETF	7.4%
State Street SPDR Bloomberg High Yield Bond ETF	6.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	5.6%
State Street SPDR Portfolio Long Term Treasury ETF	4.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	3.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.2%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101917
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Income Allocation ETF
Trading Symbol	INKM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Income Allocation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Income Allocation ETF	$21	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2026, was characterized by significant geopolitical risks but resilience across global economies and capital markets. The Fund delivered double digit returns but given its diversified approach it could not keep pace with its primary benchmark (MSCI World Index), however it was able to handily outperform its secondary benchmark. The Fund held an overweight to global equities for the majority of the period as the risk environment was mostly calm, with the exception of the energy shock associated with the U.S.-Iran War, and corporate earnings were consistently strong. These overweights were taken mostly at the expense of underweights to broad U.S. Treasuries and investment grade corporate bonds. Together, the tactical decisions to overweight equities and underweight bonds were additive over the period as was the decision to overweight U.S. versus non-U.S. equities. In terms of detractors, the decision to underweight U.S. REITs and overweight U.S. high yield bonds negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	INKM	Bloomberg U.S. Aggregate Bond Index	MSCI World Index	Bloomberg U.S. Long Government/Credit Bond Index
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,235	$10,063	$10,422	$10,255
08/31/16	$10,188	$10,052	$10,431	$10,253
09/30/16	$10,181	$10,046	$10,487	$10,124
10/31/16	$9,928	$9,969	$10,284	$9,837
11/30/16	$9,809	$9,733	$10,431	$9,263
12/31/16	$9,956	$9,747	$10,681	$9,330
01/31/17	$10,088	$9,766	$10,939	$9,359
02/28/17	$10,296	$9,832	$11,242	$9,531
03/31/17	$10,332	$9,827	$11,362	$9,477
04/30/17	$10,458	$9,902	$11,530	$9,625
05/31/17	$10,639	$9,979	$11,774	$9,819
06/30/17	$10,679	$9,969	$11,820	$9,893
07/31/17	$10,855	$10,011	$12,102	$9,919
08/31/17	$10,926	$10,101	$12,119	$10,142
09/30/17	$10,966	$10,053	$12,392	$10,044
10/31/17	$11,023	$10,059	$12,626	$10,085
11/30/17	$11,183	$10,046	$12,899	$10,138
12/31/17	$11,313	$10,092	$13,074	$10,330
01/31/18	$11,484	$9,976	$13,764	$10,118
02/28/18	$11,069	$9,881	$13,194	$9,798
03/31/18	$11,118	$9,945	$12,906	$9,960
04/30/18	$11,048	$9,871	$13,055	$9,766
05/31/18	$11,050	$9,941	$13,136	$9,877
06/30/18	$11,035	$9,929	$13,130	$9,816
07/31/18	$11,231	$9,931	$13,540	$9,840
08/31/18	$11,246	$9,995	$13,708	$9,924
09/30/18	$11,163	$9,931	$13,784	$9,770
10/31/18	$10,858	$9,852	$12,772	$9,443
11/30/18	$10,992	$9,911	$12,917	$9,495
12/31/18	$10,718	$10,093	$11,935	$9,846
01/31/19	$11,310	$10,200	$12,863	$10,067
02/28/19	$11,391	$10,195	$13,250	$10,011
03/31/19	$11,561	$10,390	$13,424	$10,482
04/30/19	$11,667	$10,393	$13,900	$10,439
05/31/19	$11,501	$10,577	$13,098	$10,870
06/30/19	$11,910	$10,710	$13,961	$11,172
07/31/19	$11,942	$10,734	$14,030	$11,253
08/31/19	$11,967	$11,012	$13,743	$12,139
09/30/19	$12,181	$10,953	$14,036	$11,908
10/31/19	$12,271	$10,986	$14,393	$11,901
11/30/19	$12,327	$10,981	$14,794	$11,910
12/31/19	$12,550	$10,973	$15,237	$11,775
01/31/20	$12,566	$11,184	$15,144	$12,390
02/29/20	$12,088	$11,386	$13,864	$12,887
03/31/20	$10,176	$11,319	$12,029	$12,506
04/30/20	$10,887	$11,520	$13,344	$13,070
05/31/20	$11,119	$11,573	$13,988	$13,082
06/30/20	$11,367	$11,646	$14,358	$13,285
07/31/20	$11,739	$11,820	$15,045	$13,990
08/31/20	$11,853	$11,725	$16,050	$13,465
09/30/20	$11,693	$11,718	$15,497	$13,446
10/31/20	$11,641	$11,666	$15,021	$13,234
11/30/20	$12,562	$11,781	$16,942	$13,700
12/31/20	$12,924	$11,797	$17,660	$13,672
01/31/21	$12,882	$11,712	$17,485	$13,266
02/28/21	$13,094	$11,543	$17,933	$12,710
03/31/21	$13,311	$11,399	$18,529	$12,249
04/30/21	$13,609	$11,489	$19,392	$12,489
05/31/21	$13,796	$11,527	$19,671	$12,590
06/30/21	$13,856	$11,608	$19,964	$13,038
07/31/21	$13,869	$11,737	$20,322	$13,401
08/31/21	$13,995	$11,715	$20,828	$13,360
09/30/21	$13,741	$11,614	$19,963	$13,048
10/31/21	$13,958	$11,610	$21,094	$13,261
11/30/21	$13,715	$11,645	$20,631	$13,438
12/31/21	$14,027	$11,615	$21,513	$13,329
01/31/22	$13,824	$11,365	$20,375	$12,675
02/28/22	$13,578	$11,238	$19,860	$12,354
03/31/22	$13,618	$10,926	$20,405	$11,868
04/30/22	$12,972	$10,511	$18,710	$10,765
05/31/22	$13,104	$10,579	$18,724	$10,731
06/30/22	$12,413	$10,413	$17,102	$10,412
07/31/22	$12,845	$10,667	$18,460	$10,803
08/31/22	$12,496	$10,366	$17,688	$10,329
09/30/22	$11,543	$9,918	$16,044	$9,471
10/31/22	$11,813	$9,790	$17,196	$9,114
11/30/22	$12,501	$10,150	$18,391	$9,855
12/31/22	$12,270	$10,104	$17,610	$9,718
01/31/23	$13,041	$10,415	$18,856	$10,358
02/28/23	$12,614	$10,145	$18,403	$9,844
03/31/23	$12,726	$10,403	$18,972	$10,278
04/30/23	$12,829	$10,466	$19,304	$10,350
05/31/23	$12,512	$10,352	$19,112	$10,068
06/30/23	$12,884	$10,315	$20,267	$10,145
07/31/23	$13,132	$10,308	$20,948	$10,035
08/31/23	$12,863	$10,242	$20,448	$9,803
09/30/23	$12,397	$9,982	$19,566	$9,194
10/31/23	$12,046	$9,824	$18,998	$8,780
11/30/23	$12,866	$10,269	$20,779	$9,648
12/31/23	$13,533	$10,662	$21,799	$10,411
01/31/24	$13,419	$10,633	$22,061	$10,251
02/29/24	$13,438	$10,483	$22,996	$10,001
03/31/24	$13,716	$10,580	$23,735	$10,160
04/30/24	$13,340	$10,312	$22,854	$9,605
05/31/24	$13,667	$10,487	$23,874	$9,876
06/30/24	$13,672	$10,587	$24,360	$9,984
07/31/24	$14,152	$10,834	$24,789	$10,319
08/31/24	$14,473	$10,990	$25,444	$10,534
09/30/24	$14,760	$11,137	$25,910	$10,779
10/31/24	$14,493	$10,860	$25,396	$10,274
11/30/24	$14,806	$10,975	$26,562	$10,481
12/31/24	$14,314	$10,796	$25,869	$9,978
01/31/25	$14,530	$10,853	$26,782	$10,021
02/28/25	$14,748	$11,092	$26,590	$10,453
03/31/25	$14,668	$11,096	$25,406	$10,335
04/30/25	$14,704	$11,140	$25,632	$10,215
05/31/25	$14,843	$11,060	$27,149	$10,039
06/30/25	$15,124	$11,230	$28,320	$10,316
07/31/25	$15,165	$11,200	$28,685	$10,265
08/31/25	$15,527	$11,334	$29,433	$10,320
09/30/25	$15,690	$11,458	$30,379	$10,641
10/31/25	$15,696	$11,529	$30,988	$10,740
11/30/25	$15,904	$11,601	$31,075	$10,788
12/31/25	$15,870	$11,584	$31,326	$10,639
01/31/26	$16,301	$11,596	$32,027	$10,615
02/28/26	$16,814	$11,786	$32,262	$10,957
03/31/26	$16,245	$11,578	$30,207	$10,559
04/30/26	$16,711	$11,591	$33,105	$10,544
05/31/26	$16,831	$11,628	$34,612	$10,645
06/30/26	$16,866	$11,656	$34,363	$10,720

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
INKM	11.52%	4.01%	5.37%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
MSCI World Index	21.34%	11.47%	13.14%
Bloomberg U.S. Long Government/Credit Bond Index	3.92%	(3.84%)	0.70%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 71,723,415
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 137,364
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$71,723,415 Number of Portfolio Holdings15 Portfolio Turnover Rate57% Total Advisory Fees Paid$137,364
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	44.1%
Domestic Equity	33.9%
Short-Term Investments	15.6%
International Equity	13.5%
International Fixed Income	5.0%
Real Estate	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Bloomberg High Yield Bond ETF	13.1%
State Street SPDR Portfolio Long Term Treasury ETF	12.1%
State Street SPDR S&P Global Infrastructure ETF	11.0%
State Street U.S. Equity Premium Income ETF	10.0%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	9.0%
State Street SPDR Portfolio S&P 500 High Dividend ETF	9.0%
Schwab U.S. Dividend Equity ETF	8.9%
State Street SPDR ICE Preferred Securities ETF	6.0%
State Street Blackstone Senior Loan ETF	5.9%
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000101916
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Multi-Asset Real Return ETF
Trading Symbol	RLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Multi-Asset Real Return ETF	$17	0.15%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund benefited from strong performance across real assets, particularly metals and energy. Early in the year, expectations for interest rate cuts and resilient economic growth supported returns, with the Fund gaining approximately 10.5%, led by Metals & Mining. Performance drivers shifted in the second half as geopolitical tensions in the Middle East disrupted energy markets. The closure of the Strait of Hormuz drove oil prices sharply higher and boosted energy-related assets. Oil prices later retreated after de-escalation and a Memorandum of Understanding between the U.S. and Iran, but the Fund still gained approximately 10.8% during the period. For the year, the Fund's diversified exposure to real assets outperformed a traditional inflation-linked fixed income benchmark, the Bloomberg U.S. Government Inflation-Linked Bond Index and was on par with the broad DBIQ Optimum Yield Diversified Commodity Index Excess Return. From an allocation perspective, overweight positions in commodities and natural resources, along with an underweight to inflation-linked bonds, contributed positively to results, while the underweight to REITs and overweight positions in cash and infrastructure equities modestly detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,082	$10,063	$10,100	$9,355
08/31/16	$9,993	$10,052	$10,056	$9,410
09/30/16	$10,135	$10,046	$10,107	$9,837
10/31/16	$9,906	$9,969	$10,058	$9,784
11/30/16	$9,941	$9,733	$9,855	$9,993
12/31/16	$10,143	$9,747	$9,840	$10,364
01/31/17	$10,283	$9,766	$9,925	$10,303
02/28/17	$10,275	$9,832	$9,979	$10,315
03/31/17	$10,196	$9,827	$9,974	$9,978
04/30/17	$10,116	$9,902	$10,035	$9,732
05/31/17	$10,102	$9,979	$10,031	$9,568
06/30/17	$10,056	$9,969	$9,933	$9,474
07/31/17	$10,397	$10,011	$9,975	$9,838
08/31/17	$10,440	$10,101	$10,090	$9,895
09/30/17	$10,589	$10,053	$10,023	$10,090
10/31/17	$10,707	$10,059	$10,044	$10,486
11/30/17	$10,800	$10,046	$10,062	$10,586
12/31/17	$11,179	$10,092	$10,164	$10,899
01/31/18	$11,475	$9,976	$10,074	$11,206
02/28/18	$10,944	$9,881	$9,966	$10,865
03/31/18	$11,026	$9,945	$10,077	$11,091
04/30/18	$11,337	$9,871	$10,072	$11,501
05/31/18	$11,484	$9,941	$10,113	$11,780
06/30/18	$11,389	$9,929	$10,158	$11,551
07/31/18	$11,387	$9,931	$10,105	$11,270
08/31/18	$11,224	$9,995	$10,179	$11,323
09/30/18	$11,381	$9,931	$10,064	$11,688
10/31/18	$10,701	$9,852	$9,907	$11,058
11/30/18	$10,400	$9,911	$9,959	$9,956
12/31/18	$9,941	$10,093	$10,014	$9,492
01/31/19	$10,723	$10,200	$10,155	$10,175
02/28/19	$10,845	$10,195	$10,151	$10,469
03/31/19	$10,973	$10,390	$10,348	$10,417
04/30/19	$11,004	$10,393	$10,381	$10,524
05/31/19	$10,543	$10,577	$10,568	$9,911
06/30/19	$11,080	$10,710	$10,653	$10,280
07/31/19	$10,969	$10,734	$10,695	$10,192
08/31/19	$10,780	$11,012	$10,972	$9,667
09/30/19	$10,924	$10,953	$10,811	$9,753
10/31/19	$11,079	$10,986	$10,837	$9,951
11/30/19	$11,060	$10,981	$10,856	$9,900
12/31/19	$11,455	$10,973	$10,890	$10,499
01/31/20	$11,015	$11,184	$11,136	$9,587
02/29/20	$10,273	$11,386	$11,302	$8,926
03/31/20	$8,592	$11,319	$11,100	$7,406
04/30/20	$9,140	$11,520	$11,424	$7,160
05/31/20	$9,494	$11,573	$11,453	$7,769
06/30/20	$9,672	$11,646	$11,584	$8,087
07/31/20	$10,024	$11,820	$11,877	$8,509
08/31/20	$10,294	$11,725	$11,998	$8,881
09/30/20	$9,950	$11,718	$11,953	$8,618
10/31/20	$9,772	$11,666	$11,870	$8,350
11/30/20	$10,792	$11,781	$12,011	$9,193
12/31/20	$11,356	$11,797	$12,148	$9,672
01/31/21	$11,401	$11,712	$12,182	$10,020
02/28/21	$12,067	$11,543	$11,958	$11,060
03/31/21	$12,281	$11,399	$11,926	$10,945
04/30/21	$12,827	$11,489	$12,104	$11,845
05/31/21	$13,289	$11,527	$12,252	$12,285
06/30/21	$13,263	$11,608	$12,338	$12,740
07/31/21	$13,373	$11,737	$12,685	$12,950
08/31/21	$13,314	$11,715	$12,659	$12,744
09/30/21	$13,336	$11,614	$12,560	$13,389
10/31/21	$13,974	$11,610	$12,708	$14,185
11/30/21	$13,287	$11,645	$12,836	$12,920
12/31/21	$13,979	$11,615	$12,876	$13,786
01/31/22	$14,367	$11,365	$12,590	$14,878
02/28/22	$14,935	$11,238	$12,694	$15,852
03/31/22	$15,973	$10,926	$12,449	$17,373
04/30/22	$15,694	$10,511	$12,178	$18,453
05/31/22	$16,256	$10,579	$12,029	$19,095
06/30/22	$14,665	$10,413	$11,632	$17,755
07/31/22	$15,112	$10,667	$12,159	$17,442
08/31/22	$14,920	$10,366	$11,832	$17,215
09/30/22	$13,663	$9,918	$11,020	$15,917
10/31/22	$14,638	$9,790	$11,159	$16,721
11/30/22	$15,482	$10,150	$11,373	$16,833
12/31/22	$15,038	$10,104	$11,254	$16,378
01/31/23	$15,733	$10,415	$11,469	$16,436
02/28/23	$15,037	$10,145	$11,311	$15,736
03/31/23	$15,144	$10,403	$11,641	$15,640
04/30/23	$15,211	$10,466	$11,649	$15,451
05/31/23	$14,231	$10,352	$11,510	$14,451
06/30/23	$14,780	$10,315	$11,477	$14,802
07/31/23	$15,553	$10,308	$11,484	$16,001
08/31/23	$15,178	$10,242	$11,376	$15,903
09/30/23	$14,982	$9,982	$11,156	$16,064
10/31/23	$14,580	$9,824	$11,065	$15,711
11/30/23	$15,129	$10,269	$11,374	$15,373
12/31/23	$15,449	$10,662	$11,686	$14,728
01/31/24	$15,045	$10,633	$11,704	$14,896
02/29/24	$15,050	$10,483	$11,579	$14,601
03/31/24	$15,864	$10,580	$11,673	$15,190
04/30/24	$15,819	$10,312	$11,470	$15,412
05/31/24	$16,309	$10,487	$11,675	$15,250
06/30/24	$15,907	$10,587	$11,762	$15,201
07/31/24	$16,159	$10,834	$11,975	$14,629
08/31/24	$16,264	$10,990	$12,072	$14,340
09/30/24	$16,549	$11,137	$12,254	$14,384
10/31/24	$16,344	$10,860	$12,031	$14,424
11/30/24	$16,572	$10,975	$12,090	$14,144
12/31/24	$15,810	$10,796	$11,891	$14,393
01/31/25	$16,282	$10,853	$12,046	$14,710
02/28/25	$16,345	$11,092	$12,321	$14,699
03/31/25	$16,701	$11,096	$12,387	$15,049
04/30/25	$16,331	$11,140	$12,392	$13,740
05/31/25	$16,737	$11,060	$12,316	$13,870
06/30/25	$17,217	$11,230	$12,433	$14,462
07/31/25	$17,299	$11,200	$12,447	$14,859
08/31/25	$17,935	$11,334	$12,634	$14,659
09/30/25	$18,298	$11,458	$12,698	$14,788
10/31/25	$18,338	$11,529	$12,750	$15,005
11/30/25	$18,838	$11,601	$12,765	$15,044
12/31/25	$19,018	$11,584	$12,709	$15,118
01/31/26	$20,488	$11,596	$12,747	$16,330
02/28/26	$21,841	$11,786	$12,922	$16,825
03/31/26	$21,929	$11,578	$12,737	$19,400
04/30/26	$22,497	$11,591	$12,882	$20,730
05/31/26	$22,082	$11,628	$12,914	$19,616
06/30/26	$21,072	$11,656	$12,854	$17,724

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
RLY	22.39%	9.70%	7.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government Inflation-Linked Bond Index	3.38%	0.82%	2.54%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	22.56%	6.83%	5.89%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,162,709,563
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,126,325
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,162,709,563 Number of Portfolio Holdings13 Portfolio Turnover Rate31% Total Advisory Fees Paid$1,126,325
Holdings [Text Block]

Top Security Types

Table Summary
Asset Types	%
Natural Resources	30.3%
International Equity	29.0%
Domestic Fixed Income	24.1%
Inflation Linked	6.1%
Short-Term Investments	4.3%
Domestic Equity	3.8%
Real Estate	3.5%
International Fixed Income	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR S&P Global Natural Resources ETF	27.2%
State Street SPDR S&P Global Infrastructure ETF	25.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	24.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6.1%
State Street Energy Select Sector SPDR ETF	3.8%
VanEck Agribusiness ETF	3.1%
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	3.1%
State Street SPDR S&P Metals & Mining ETF	3.1%
State Street SPDR Dow Jones REIT ETF	2.7%
State Street SPDR Dow Jones International Real Estate ETF	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000119098
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Ultra Short Term Bond ETF
Trading Symbol	ULST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Ultra Short Term Bond ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the first half of the reporting period, softness in the labor market led to three 25bps U.S. Federal Funds ("Fed Funds") rate cuts and moderately tighter investment-grade credit spreads. In 2026, conflict in the Middle East led to a spike in oil prices and inflation expectations, the potential for Fed Funds rate hikes, and, as a result, a significant increase in interest rates and moderately tighter investment-grade credit spreads. The Fund’s over-weight allocation to duration was the primary driver of the Fund’s under-performance of the Index during the reporting period, while the Fund’s over-weight allocation to investment-grade credit contributed to relative performance. The Fund reduced its duration from 0.90 to 0.75 during the reporting period. The Fund used treasury futures to actively manage duration during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,031	$10,063	$10,002
08/31/16	$10,047	$10,052	$10,005
09/30/16	$10,053	$10,046	$10,010
10/31/16	$10,063	$9,969	$10,013
11/30/16	$10,069	$9,733	$10,015
12/31/16	$10,078	$9,747	$10,019
01/31/17	$10,094	$9,766	$10,024
02/28/17	$10,109	$9,832	$10,028
03/31/17	$10,119	$9,827	$10,029
04/30/17	$10,131	$9,902	$10,036
05/31/17	$10,142	$9,979	$10,041
06/30/17	$10,153	$9,969	$10,050
07/31/17	$10,166	$10,011	$10,059
08/31/17	$10,176	$10,101	$10,069
09/30/17	$10,189	$10,053	$10,077
10/31/17	$10,201	$10,059	$10,086
11/30/17	$10,209	$10,046	$10,095
12/31/17	$10,219	$10,092	$10,106
01/31/18	$10,236	$9,976	$10,119
02/28/18	$10,245	$9,881	$10,128
03/31/18	$10,255	$9,945	$10,142
04/30/18	$10,277	$9,871	$10,156
05/31/18	$10,297	$9,941	$10,172
06/30/18	$10,316	$9,929	$10,188
07/31/18	$10,339	$9,931	$10,205
08/31/18	$10,364	$9,995	$10,221
09/30/18	$10,382	$9,931	$10,238
10/31/18	$10,398	$9,852	$10,257
11/30/18	$10,405	$9,911	$10,276
12/31/18	$10,413	$10,093	$10,296
01/31/19	$10,456	$10,200	$10,319
02/28/19	$10,483	$10,195	$10,337
03/31/19	$10,516	$10,390	$10,359
04/30/19	$10,549	$10,393	$10,379
05/31/19	$10,577	$10,577	$10,401
06/30/19	$10,604	$10,710	$10,425
07/31/19	$10,628	$10,734	$10,445
08/31/19	$10,654	$11,012	$10,465
09/30/19	$10,675	$10,953	$10,485
10/31/19	$10,702	$10,986	$10,506
11/30/19	$10,724	$10,981	$10,518
12/31/19	$10,745	$10,973	$10,534
01/31/20	$10,779	$11,184	$10,547
02/29/20	$10,797	$11,386	$10,564
03/31/20	$10,463	$11,319	$10,595
04/30/20	$10,634	$11,520	$10,595
05/31/20	$10,724	$11,573	$10,596
06/30/20	$10,802	$11,646	$10,597
07/31/20	$10,847	$11,820	$10,600
08/31/20	$10,870	$11,725	$10,600
09/30/20	$10,877	$11,718	$10,601
10/31/20	$10,888	$11,666	$10,602
11/30/20	$10,904	$11,781	$10,603
12/31/20	$10,911	$11,797	$10,605
01/31/21	$10,925	$11,712	$10,606
02/28/21	$10,929	$11,543	$10,607
03/31/21	$10,928	$11,399	$10,607
04/30/21	$10,935	$11,489	$10,608
05/31/21	$10,943	$11,527	$10,608
06/30/21	$10,947	$11,608	$10,607
07/31/21	$10,950	$11,737	$10,608
08/31/21	$10,952	$11,715	$10,608
09/30/21	$10,954	$11,614	$10,608
10/31/21	$10,948	$11,610	$10,608
11/30/21	$10,937	$11,645	$10,609
12/31/21	$10,936	$11,615	$10,609
01/31/22	$10,918	$11,365	$10,609
02/28/22	$10,889	$11,238	$10,610
03/31/22	$10,870	$10,926	$10,614
04/30/22	$10,867	$10,511	$10,615
05/31/22	$10,868	$10,579	$10,623
06/30/22	$10,832	$10,413	$10,625
07/31/22	$10,865	$10,667	$10,631
08/31/22	$10,895	$10,366	$10,650
09/30/22	$10,904	$9,918	$10,674
10/31/22	$10,921	$9,790	$10,693
11/30/22	$10,978	$10,150	$10,729
12/31/22	$11,028	$10,104	$10,769
01/31/23	$11,097	$10,415	$10,806
02/28/23	$11,120	$10,145	$10,843
03/31/23	$11,175	$10,403	$10,890
04/30/23	$11,225	$10,466	$10,927
05/31/23	$11,254	$10,352	$10,973
06/30/23	$11,291	$10,315	$11,023
07/31/23	$11,346	$10,308	$11,070
08/31/23	$11,397	$10,242	$11,120
09/30/23	$11,425	$9,982	$11,170
10/31/23	$11,467	$9,824	$11,221
11/30/23	$11,561	$10,269	$11,272
12/31/23	$11,654	$10,662	$11,325
01/31/24	$11,709	$10,633	$11,373
02/29/24	$11,731	$10,483	$11,420
03/31/24	$11,787	$10,580	$11,472
04/30/24	$11,809	$10,312	$11,521
05/31/24	$11,876	$10,487	$11,577
06/30/24	$11,930	$10,587	$11,625
07/31/24	$12,021	$10,834	$11,677
08/31/24	$12,100	$10,990	$11,733
09/30/24	$12,173	$11,137	$11,785
10/31/24	$12,171	$10,860	$11,830
11/30/24	$12,221	$10,975	$11,876
12/31/24	$12,255	$10,796	$11,924
01/31/25	$12,306	$10,853	$11,969
02/28/25	$12,369	$11,092	$12,007
03/31/25	$12,419	$11,096	$12,048
04/30/25	$12,478	$11,140	$12,090
05/31/25	$12,505	$11,060	$12,134
06/30/25	$12,567	$11,230	$12,174
07/31/25	$12,596	$11,200	$12,217
08/31/25	$12,671	$11,334	$12,265
09/30/25	$12,720	$11,458	$12,306
10/31/25	$12,760	$11,529	$12,351
11/30/25	$12,808	$11,601	$12,385
12/31/25	$12,851	$11,584	$12,429
01/31/26	$12,890	$11,596	$12,466
02/28/26	$12,934	$11,786	$12,500
03/31/26	$12,928	$11,578	$12,536
04/30/26	$12,970	$11,591	$12,574
05/31/26	$13,007	$11,628	$12,612
06/30/26	$13,038	$11,656	$12,649

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
ULST	3.75%	3.56%	2.69%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US Treasury Bellwether 3 Month Index	3.89%	3.58%	2.38%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 532,657,116
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 1,219,775
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$532,657,116 Number of Portfolio Holdings317 Portfolio Turnover Rate52% Total Advisory Fees Paid$1,219,775
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	55.9%
U.S. Treasury Obligations	33.0%
Short-Term Investments	8.8%
Commercial Mortgage Backed Securities	1.0%
Asset-Backed Securities	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.58%, due 02/28/27	12.2%
U.S. Treasury Bills, 3.62%, due 07/07/26	9.4%
U.S. Treasury Bills, 3.61%, due 07/21/26	4.7%
U.S. Treasury Notes, 3.63%, due 08/31/27	3.4%
U.S. Treasury Notes, 4.00%, due 06/30/28	3.2%
Athene Global Funding, 2.95%, due 11/12/26	2.7%
Toronto-Dominion Bank, 4.57%, due 12/17/26	1.9%
Athene Global Funding, 4.83%, due 05/09/28	1.5%
Truist Bank, 3.80%, due 10/30/26	1.5%
Microsoft Corp., 3.40%, due 09/15/26	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000170017
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Sector Rotation ETF
Trading Symbol	XLSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® US Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Sector Rotation ETF	$69	0.63%

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The twelve-month period was characterized by strong absolute performance, but the Fund underperformed its benchmark for the reporting period.  Relatively strong performance during the second half of 2025 was offset by a more challenging first half of 2026. The Fund generated strong absolute and relative returns during the second half of 2025, driven primarily by overweight positions in Communication Services and Health Care. Market leadership remained concentrated in A.I. related companies, benefiting Communication Services, while improving sentiment toward pharmaceutical and biotechnology companies supported strong Health Care performance during the fourth quarter. Performance was more challenging during the first half of 2026. The portfolio entered the year underweight Energy, which proved costly as the sector rallied during the first quarter amid tensions in the Middle East. In April, an overweight to Health Care detracted as the market rebounded and investors rotated toward growth sectors. As the quarter progressed, although Communication Services contributed positively to returns, the portfolio overweight became a relative headwind as market leadership broadened and investors rotated into Financials and other cyclical sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XLSR	S&P 500 Index
04/02/19	$10,000	$10,000
04/30/19	$10,212	$10,285
05/31/19	$9,576	$9,632
06/30/19	$10,250	$10,310
07/31/19	$10,336	$10,459
08/31/19	$10,295	$10,293
09/30/19	$10,405	$10,486
10/31/19	$10,646	$10,713
11/30/19	$11,057	$11,102
12/31/19	$11,417	$11,437
01/31/20	$11,469	$11,432
02/29/20	$10,529	$10,491
03/31/20	$9,414	$9,195
04/30/20	$10,465	$10,374
05/31/20	$10,901	$10,868
06/30/20	$11,124	$11,084
07/31/20	$11,718	$11,709
08/31/20	$12,809	$12,551
09/30/20	$12,388	$12,074
10/31/20	$11,979	$11,753
11/30/20	$13,324	$13,039
12/31/20	$13,743	$13,541
01/31/21	$13,479	$13,404
02/28/21	$13,691	$13,774
03/31/21	$13,979	$14,377
04/30/21	$14,777	$15,144
05/31/21	$14,999	$15,250
06/30/21	$15,182	$15,606
07/31/21	$15,453	$15,977
08/31/21	$15,976	$16,462
09/30/21	$15,119	$15,697
10/31/21	$15,910	$16,797
11/30/21	$15,814	$16,680
12/31/21	$16,565	$17,428
01/31/22	$15,860	$16,526
02/28/22	$15,471	$16,031
03/31/22	$16,005	$16,626
04/30/22	$14,748	$15,176
05/31/22	$14,829	$15,204
06/30/22	$13,508	$13,949
07/31/22	$14,625	$15,235
08/31/22	$14,112	$14,614
09/30/22	$12,855	$13,268
10/31/22	$14,007	$14,342
11/30/22	$14,706	$15,144
12/31/22	$13,979	$14,271
01/31/23	$14,606	$15,168
02/28/23	$14,246	$14,798
03/31/23	$14,462	$15,341
04/30/23	$14,558	$15,581
05/31/23	$14,611	$15,649
06/30/23	$15,657	$16,683
07/31/23	$16,094	$17,218
08/31/23	$15,774	$16,944
09/30/23	$15,005	$16,136
10/31/23	$14,638	$15,797
11/30/23	$15,949	$17,240
12/31/23	$16,640	$18,023
01/31/24	$16,850	$18,326
02/29/24	$17,644	$19,304
03/31/24	$18,114	$19,926
04/30/24	$17,288	$19,112
05/31/24	$18,028	$20,059
06/30/24	$18,546	$20,779
07/31/24	$18,442	$21,032
08/31/24	$18,679	$21,542
09/30/24	$18,940	$22,002
10/31/24	$18,849	$21,803
11/30/24	$20,021	$23,083
12/31/24	$19,525	$22,532
01/31/25	$20,120	$23,160
02/28/25	$19,814	$22,858
03/31/25	$18,620	$21,570
04/30/25	$18,261	$21,423
05/31/25	$19,252	$22,772
06/30/25	$20,151	$23,930
07/31/25	$20,555	$24,467
08/31/25	$21,127	$24,963
09/30/25	$21,905	$25,874
10/31/25	$22,619	$26,480
11/30/25	$23,078	$26,545
12/31/25	$22,931	$26,561
01/31/26	$23,021	$26,946
02/28/26	$22,552	$26,741
03/31/26	$21,271	$25,410
04/30/26	$23,307	$28,076
05/31/26	$24,417	$29,554
06/30/26	$23,918	$29,272

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 04/02/19
XLSR	18.69%	9.52%	12.79%
S&P 500 Index	22.32%	13.41%	15.98%

Performance Inception Date	Apr. 02, 2019
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,001,681,850
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,492,316
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,001,681,850 Number of Portfolio Holdings27 Portfolio Turnover Rate176% Total Advisory Fees Paid$5,492,316
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Mutual Funds and Exchange Traded Products	65.4%
Common Stocks	34.4%
Short-Term Investments	28.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Technology Select Sector SPDR ETF	27.8%
State Street Industrial Select Sector SPDR ETF	19.5%
Alphabet, Inc., Class A	7.5%
State Street Energy Select Sector SPDR ETF	5.9%
Alphabet, Inc., Class C	5.8%
NVIDIA Corp.	4.9%
State Street Consumer Staples Select Sector SPDR ETF	4.7%
Apple, Inc.	4.2%
State Street Consumer Discretionary Select Sector SPDR ETF	4.1%
Meta Platforms, Inc., Class A	4.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.